CONDENSED FINANCIAL INFORMATION OF THE CORPORATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating income
Dividends from bank subsidiary	$ 229	$ 269	$ 294
Income before equity in undistributed net income of bank subsidiary	13,671	13,814	12,327
Net income for common shareholders	10,306	10,242	9,611
Parent Company [Member]
Operating income
Dividends from bank subsidiary	$ 8,002	7,038	7,663
Other dividend income		8	15
Other	$ 72	65	65
Operating expenses	(308)	(279)	(238)
Income before equity in undistributed net income of bank subsidiary	7,766	6,832	7,505
Equity in undistributed net income of bank subsidiary	2,540	3,410	2,106
Net income for common shareholders	$ 10,306	$ 10,242	$ 9,611